LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Equity Investee

Investment in an equity investee

	As of December 31, 2011			Increase (decrease) during the year ended December 31, 2012		As of December 31, 2012
	Cost investment	Share equity income	Investment in equity investee	Cost investment	Share equity loss	Cost investment	Share equity loss	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	—	—	—	50,500	(1,101)	50,500	(1,101)	49,399	7,929